Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Percentage of impairment loss	100.00%
Crypto asset fair value		$ 18,336	$ 8,011
Bitcoin [Member]
Commitments and Contingencies
Crypto asset fair value			$ 9,800